The Guardian Life Insurance Company of America

7 Hanover Square

New York, NY 10004

May 31, 2016

VIA EDGAR

Kathryn Sabo

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0504

Re:	Guardian Variable Products Trust (the “Registrant”)

File Nos. 333-210205; 811-23148

Dear Ms. Sabo:

Enclosed for filing on behalf of the Registrant is Pre-effective Amendment No. 1 under the Securities Act of 1933, as amended, and Amendment No. 1 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registrant’s Form N-1A filed on March 15, 2016 (the “Registration Statement”). The Amendment is being filed to make certain disclosure changes in response to the comments provided in your letter to the Registrant dated April 14, 2016.

Please note that certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a subsequent pre-effective amendment to the Registration Statement.

Please contact me at (212) 598-1297 with any comments or questions. Thank you for your assistance.

Very truly yours,

/s/ Kathleen M. Moynihan
Kathleen M. Moynihan